S000091477 [Member] Expense Example - RJ Chartwell Premium Income ETF - RJ Chartwell Premium Income ETF	Sep. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	$ 192